Accounts Receivable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Schedule of accounts receivable
	March 31,	December 31,
	2019	2018
Accounts receivable, gross	$19,406,354	$19,370,665
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$19,406,354	$19,370,665

	December 31,	December 31,
	2018	2017
Accounts receivable, gross	$19,370,665	$26,965,731
Less: allowance for doubtful accounts	-	(3,646)
Accounts receivable, net	$19,370,665	$26,962,085

Schedule of movement in allowance for doubtful accounts receivable
	December 31,	December 31,
	2018	2017
Balance at the beginning of the year	$3,646	$2,828,796
Additions charged to bad debt expense	-	145,512
Write-off of bad debt allowance	-	(89,851)
Disposal of Zhong Hai Shi Xun	(3,646)	(2,880,811)
Balance at the end of the year	$-	$3,646

Schedule of aging of accounts receivable
	March 31, 2019	December 31, 2018
Within 90 days	$-	$1,219,526
91-180 days	1,142,599	633
181-365 days	11,215,027	12,385,193
More than 1 year	6,894,513	5,765,313
Total	$19,406,354	$19,370,665